SIMT Small Cap Fund
SIMT Small Cap Fund

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
(the "Fund")

Supplement dated April 1, 2014
to the Class I Shares Prospectus (the "Prospectus") dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the performance information of the Small Cap Fund.

Change in Performance Information for the Small Cap Fund

In the "Performance Information" section of the Fund Summary for the Small Cap Fund, the information regarding the Small Cap Fund's worst quarter of performance history is hereby deleted and replaced with the following:

Worst Quarter: -23.12% (09/30/11)
There are no other changes in the performance information of the Small Cap Fund. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE